FINANCE AND ACCRETION EXPENSE (Narrative) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 23, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure Of Finance And Accretion Expenses [Abstract]
Interest expense from lease liabilities		$ 1,854	$ 1,378
Weighted average capitalization rate for borrowing costs		8.25%	7.70%
Redemption of senior secured debt	$ 400,000
Write-off of deferred financing charges	4,646
Amount of redemption call premium	$ 9,571	$ 0	$ 9,571